Stockholder's Equity (Narrative) (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	1 Months Ended		12 Months Ended
	Dec. 31, 2017	Oct. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Stockholder's Equity
Quarterly dividend amount declared per common shares (per share)	$ 0.5	$ 0.49	$ 1.97	$ 1.93	$ 1.89
Preferred Equity Interest Purchase Rights Description			The pension plan trust has the right to require AT&T to purchase the preferred equity interest at the greater of their fair market value or minimum liquidation value plus any unpaid cumulative dividends, and in installments, as specified in the contribution agreement upon the occurrence of any of the following: (1) at any time if the ratio of debt to total capitalization of Mobility exceeds that of AT&T, (2) the date on which AT&T Inc. is rated below investment grade for two consecutive calendar quarters, (3) upon a change of control if AT&T does not exercise its purchase option, or (4) at any time after a seven-year period ending in September 2020.
Equity, Class of Treasury Stock [Line Items]
Stock Repurchase Program, Remaining Number of Shares Authorized to be Repurchased	388		388
Stock Repurchase Program [Member]
Equity, Class of Treasury Stock [Line Items]
Treasury Stock, Shares, Acquired			7	11
Treasury Stock, Value, Acquired, Cost Method			$ 279	$ 444
Common Class A [Member] | Stock Repurchase Program March 2014 [Member]
Equity, Class of Treasury Stock [Line Items]
Stock Repurchase Program, Number of Shares Authorized to be Repurchased						300
Common Class A [Member] | Stock Repurchase Program March 2013 [Member]
Equity, Class of Treasury Stock [Line Items]
Stock Repurchase Program, Number of Shares Authorized to be Repurchased							300